RESTRICTED CASH AND INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2025
RESTRICTED CASH AND INVESTMENTS
Summary of restricted cash and investments

	At December 31	At December 31
(in thousands)	2025	2024

Cash and cash equivalents	$3,858	$3,652
Investments	7,972	7,972
	$11,830	$11,624

Restricted cash and investments-by item:
Elliot Lake reclamation trust fund	$3,858	$3,652
Letters of credit facility pledged assets	7,972	7,972
	$11,830	$11,624